Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions
21. Related Party Transactions
The following table summarizes our transactions with related parties for the years ended December 31, 2020 and 2021:

	Year ended December 31, 2020	Year ended December 31, 2021
	(in thousands)
Net income / (expenses)
Luna Pool Agency Limited	$—	$(30)
Ocean Yield Malta Limited	(1,827)	(1,202)
Ultranav Business Support ApS	—	(936)
Naviera Ultranav Limitada	—	(25)

Total	$(1,827)	$(2,193)

The following table sets out the balances due from related parties as at December 31, 2020 and 2021:

	December 31, 2020	December 31, 2021
	(in thousands)
Due from Related Parties
Luna Pool Agency Limited	$11,853	$8,450
Unigas Pool	—	8,049
Dan Unity	—	109
Naviera Ultranav Limitada	—	128

Total	$11,853	$16,736

The following table sets out the balances due to related parties as at December 31, 2020 and 2021:

	December 31, 2020	December 31, 2021
	(in thousands)
Due to Related Parties
Ocean Yield Malta Limited	$61,448	$55,074
Naviera Ultranav Limitada	—	27

Total	$61,448	$55,101

Naviera Ultranav Limitada:
On August 4, 2021, in connection with Ultragas Transaction, we issued
 21,202,671 new shares of our common stock, representing an approximate 27.5%
ownership interest in us, to subsidiaries of Naviera Ultranav Limitada (“Ultranav”). As of December 31, 2021, Ultranav remained a 27.5% shareholder and was one of our principal shareholders. They may exert considerable influence on the outcome of matters on which our shareholders are entitled to vote, including the election of our directors to our board of directors and other significant corporate actions.
Ultranav Business Support ApS:
On August 4, 2021, in connection with the Ultragas Transaction, we entered into a Transitional Services Agreement (“TSA”) with Ultranav Business Support ApS (“UBS”) to provide back office services, such as accounting and payroll, IT, treasury, financial controlling, tax and compliance, communications and CSR, HR, administrative and branding). The company pays UBS a fee for services provided of
 $173,659 per month.